OTHER LONG-TERM DEBT (Schedule of Maturity Capital Leases Liabilities) (Details) - USFRF [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
2021	$ 38,136
2022	36,606
2023	25,350
2024	26,808
2025	6,788
2026 and on	39,111
Total	172,799
Less - imputed interest	(10,628)
Total	$ 162,171